Subsequent Event	6 Months Ended
Jun. 30, 2025
Subsequent Event [Abstract]
Subsequent event

12.    Subsequent event

a)      Settlement of Convertible Bonds

Subsequent to the reporting period, a portion of the Company’s outstanding convertible bonds were settled through a combination of cash repayments and conversion into common shares.

During the subsequent event period, $437,795 of the convertible bonds was repaid in cash. Separately, the Company issued 399,999 (7,999,996 prior to 1 to 20 reverse stock split) common shares in satisfaction of $2,577,939 of convertible indebtedness.

b)      Issuance of Restricted Shares for Services

Subsequent to period end, the Company issued 17,662 (353,232 prior to 1 to 20 reverse stock split) restricted shares to non-employee service providers as consideration for services. In addition, the Board of Directors approved the allocation of 500,000 common shares to Computershare Inc. as consideration for services.

c)      Issuance of Common Shares under the Equity Line of Credit

Subsequent to period end, the Company has received gross proceeds of $1,919,058 for the issuance of 338,198 (6,763,952 prior to 1 to 20 reverse stock split) common shares in relation to the Equity Line of Credit.

d)      Issuance of Common Shares under the PIPE

Subsequent to the reporting period, the Company entered into PIPE agreements with several investors and completed equity financing transactions, resulting in gross proceeds of $2,155,630. In connection with the PIPE transactions, the Company issued 300,354 (6,007,052 prior to 1 to 20 reverse share split) common shares.

e)      Issuance of Senior Convertible Note

On December 8, 2025, the Company amended its existing Note Securities Purchase Agreement and pursuant to such amendment, issued a senior convertible note with a principal amount of $1,666,667, reflecting gross proceeds of $1,500,000 after a 10% original issue discount. In connection with the amendment, the Company also issued 1,401,880 warrants, each exercisable for one ordinary share at an exercise price of $0.3378 per share and expiring on December 8, 2030. Following the 1-for-20 reverse share split effected on December 22, 2025, the warrants were adjusted to 145,844 warrants with a corresponding exercise price of $3.2470 per share.